RELATED PARTY TRANSACTIONS (Schedule of transactions with related parties including key management personnel) (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Related Party Transactions [Abstract]
Consulting fees paid to a director	$ 60,000	$ 60,000
Amounts paid to CEO or companies controlled by CEO for leases	791,188	768,143
Amounts paid to CEO or companies controlled by CEO for remuneration	200,000	200,000
Salary paid to directors and officers	511,135	489,042
Share-based compensation	154,845	513,735
Expenses from transactions with related party	$ 1,717,168	$ 2,030,920